Net Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Net Earnings Per Share [Abstract]
Net Earnings Per Share
The calculation of net earnings per share — basic was as follows:

Year Ended December 31	2013	2012	2011
Net earnings available to common shareholders	$288.0	$197.6	$251.6
Weighted-average common shares outstanding (in millions)	78.0	79.5	81.6
Net earnings per share — basic	$3.69	$2.49	$3.08

The calculation of net earnings per share — diluted was as follows:

Year Ended December 31	2013	2012	2011
Net earnings available to common shareholders	$288.0	$197.6	$251.6
Weighted-average common shares outstanding (in millions)	78.0	79.5	81.6
Effect of dilutive securities — stock options (in millions)	0.8	0.3	0.7
Effect of other share-based awards (in millions)	0.8	0.3	0.5
	79.6	80.1	82.8
Net earnings per share — diluted	$3.62	$2.47	$3.04

Number, exercise prices and weighted-average remaining life of antidilutive awards
The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2013	2012	2011
Shares (in thousands)	995	4,257	3,074
Exercise price ranges	$67–$93	$40–$93	$52–$93
Weighted-average remaining life	5.2 years	4.8 years	6.3 years